Schedule of future minimum lease payments under non-cancellable operating lease agreements (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
Leases
2026	$ 31,850	$ 41,444	$ 86,183	$ 112,144
2027	7,966	10,366	17,821	23,189
Total future minimum lease payments	39,816	51,810	104,004	135,333
Less imputed interest	(911)	(1,185)	(2,681)	(3,488)
Present value of operating lease liabilities	38,905	50,625	101,323	131,845
Less: current portion	(31,022)	(40,368)	(83,876)	(109,142)
Long-term portion	$ 7,883	$ 10,257	$ 17,447	$ 22,703